Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Cash and cash equivalents	471,901	830,014	$ 740,481	$ 563,275
Short-term investments		50,104
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Cash and cash equivalents	471,901	830,014
Fair Value | Level 2 | Retail
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	1,414,105	1,048,010
Fair Value | Level 2 | Institutional and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	518,322	512,635
Fair Value | U.S. Treasury Notes | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Short-term investments		50,104
Book Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Cash and cash equivalents	471,901	830,014
Book Value | Retail
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	1,453,250	1,178,250
Book Value | Institutional and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	537,471	537,454
Book Value | U.S. Treasury Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Short-term investments		50,104
Institutional and Other | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value assumption, interest rate	0.00%	0.00%
Institutional and Other | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value assumption, interest rate	7.25%	7.35%